Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of March 31, 2025 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	-	-	4,138
Derivative financial assets	-	150	-
	$-	$150	$4,138
Financial liabilities measured at fair value:
Derivative financial liabilities	-	224	-
Warrant liabilities (1)	835	-	-
Liability for share-based compensation (2)	-	-	4,669
	$835	$224	$4,669

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2024 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	5,502	-
	$-	$5,502	$-
Financial liabilities measured at fair value:
Warrant liabilities (1)	1,401	-	-
Liability for share-based compensation (2)	-	-	4,394
	$1,401	$-	$4,394

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of March 31, 2025 and December 31, 2024, 53,900,329 warrants were outstanding, all of which were considered public warrants.
As of March 31, 2025 and December 31, 2024, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction as the performance awards were settled (Note 11).
Schedule of Fair Value Measurement Inputs and Valuation Techniques	The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments are set out in the table below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration receivable	Discounted cashflow	Discount rate of 17.5%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%